Financial risk management and fair value estimates (Tables)	12 Months Ended
Jun. 30, 2022
Statement [Line Items]
Schedule of derivative contract
	06.30.2022
Type of derivative contract	Tons	Premium paid or (collected)	Derivatives at fair value	(Loss)/ gain for valuation at fair value at year-end
Forward:
Sales
Corn	240,112	-	10	(93)
Soybeans	389,204	-	292	(916)
Wheat	34,500	-	(14)	129
Livestock	27,720	-	-	7
Cotton	2,000,000	-	16	-
Ethanol	16,380	-	(101)	(6)
Purchase
Corn	21,500	-	-	(83)
Soybeans	895	-	-	(3)
Wheat	700	-	-	(1)
Options:
Sale put
Corn	21,779	43	3	(1)
Soybeans	36,300	126	-	(57)
Wheat	7,700	31	-	(13)
Purchase put
Corn	-	(11)	-	-
Soybeans	5,500	(36)	7	7
Wheat	2,600	(11)	3	6
Sale call
Corn	721	149	(67)	-
Soybeans	252	523	(42)	0
Wheat	3,400	12	-	(14)
Purchase call
Wheat	2,500	(295)	-	-
Soybeans	20,248	(593)	7	109
Ethanol	14,550	-	28	(11)
Wheat	700	(21)	-	-
Cotton	-	-	(1)	-
Total	2,847,261	(83)	141	(939)

	06.30.2021
Type of derivative contract	Tons	Premium paid or (collected)	Derivatives at fair value	(Loss)/ gain for valuation at fair value at year-end
Forward:
Sales
Corn	135,538	-	361	(103)
Soybeans	236,384	-	1,187	(1,602)
Wheat	5,100	-	5	-
Livestock	4,950	-	-	(100)
Cotton	1,650,000	-	23	-
Ethanol	900	-	-	(175)
Purchase
Corn	85,750	-	(105)	-
Soybeans	300	-	(2)	-
Wheat	14,100	-	(39)	-
Options:
Sale put
Corn	2,000	20	-	-
Soybeans	(40,214)	67	(166)	(234)
Wheat	-	10	-	-
Purchase put
Corn	2,000	(3)	(8)	-
Soybeans	400	(13)	-	-
Wheat	-	(11)	-	-
Sale call
Corn	8,600	136	13	74
Soybeans	45,081	67	-	-
Wheat	4,000	10	-	-
Purchase call
Corn	5,080	(126)	77	(134)
Soybeans	20,465	(308)	28	1,499
Wheat	1,500,000	(41)	56	-
Total	3,680,434	(192)	1,430	(775)

Agricultural Business [Member]
Statement [Line Items]
Schedule of capital structure of the group
	Net monetary position (Liability) / Asset
	06.30.2022	06.30.2021	06.30.2020
Argentine Peso	(94,470)	(113,997)	(77,162)
Brazilian Reais	(9)	1,669	443
Bolivian Peso	-	-	(254)
Total	(94,479)	(112,328)	(76,973)

Urban Properties And Investment Business [Member]
Statement [Line Items]
Schedule of net monetary position (liability)/asset
	Net monetary position (Liability) / Asset
	06.30.2022	06.30.2021	06.30.2020
Argentine Peso	(44,735)	(71,842)	(94,572)
Uruguayan Peso	-	-	374
Total	(44,735)	(71,842)	(94,198)
	06.30.2022
	Less than 1 year	Between 1 and 2 years	Between 2 and 3 years	Between 3 and 4 years	More than 4 years	Total
Trade and other payables	25,586	1,218	-	-	295	27,099
Borrowings	39,387	15,581	22,279	1,519	6,079	84,845
Finance lease obligations	3,172	2,807	2,513	889	7,449	16,830
Derivative financial instruments	1,726	194	57	-	-	1,977
Total	69,871	19,800	24,849	2,408	13,823	130,751

	06.30.2021
	Less than 1 year	Between 1 and 2 years	Between 2 and 3 years	Between 3 and 4 years	More than 4 years	Total
Trade and other payables	22,475	1,415	-	-	-	23,890
Borrowings	50,615	29,743	12,212	2,699	2,699	97,968
Finance lease obligations	2,683	6,089	92	-	-	8,864
Derivative financial instruments	1,537	62	-	-	-	1,599
Total	77,310	37,309	12,304	2,699	2,699	132,321
	06.30.2022
	Less than 1 year	Between 1 and 2 years	Between 2 and 3 years	Between 3 and 4 years	More than 4 years	Total
Trade and other payables	3,944	103	40	26	40	4,153
Borrowings	59,162	10,461	2,025	115	317	72,080
Finance lease obligations	40	76	93	100	2,096	2,405
Derivative financial instruments	17	-	-	-	-	17
Total	63,163	10,640	2,158	241	2,453	78,655

	06.30.2021
	Less than 1 year	Between 1 and 2 years	Between 2 and 3 years	Between 3 and 4 years	More than 4 years	Total
Trade and other payables	4,506	171	2	-	-	4,679
Borrowings	23,856	62,889	9,339	346	308	96,738
Finance lease obligations	93	84	131	148	2,898	3,354
Derivative financial instruments	80	15	-	-	-	95
Total	28,535	63,159	9,472	494	3,206	104,866